Schedule of other receivables, net (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Other receivables	$ 3,436,956	$ 3,871,729
Total	3,436,956	3,871,729
Other Receivable [Member]
Intangible Asset, Finite-Lived [Line Items]
Other receivables	3,436,956	3,871,729
Total	$ 3,436,956	$ 3,871,729